Company Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of separate financial statements [Abstract]
Company balance sheet

		December 31,
		2018	2019
	Note	(US$ in millions)
ASSETS
Non-current assets
Interests in subsidiaries		$1,951	$1,129
Note receivable from a subsidiary		5,239	5,919
Other assets		15	—
Other receivables and prepayments		39	—
Total non-current assets		7,244	7,048

Current assets
Other assets		—	35
Other receivables and prepayments		64	96
Cash and cash equivalents		279	216
Total current assets		343	347

Total assets		$7,587	$7,395

EQUITY
Capital and reserves attributable to equity holders of the Company
Share capital		$81	$81
Reserves	30(a)	1,954	1,738
Total equity		2,035	1,819

LIABILITY
Non-current liability
Borrowings		5,427	5,461
Other payables		—	1
Total non-current liabilities		5,427	5,462

Current liability
Other payables		125	114
Total current liability		125	114

Total liabilities		5,552	5,576

Total equity and liability		$7,587	$7,395

Net current assets		$218	$233

Total assets less current liability		$7,462	$7,281

Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.

Company movement of reserves	The movements of reserves during the years are as follows

	Capital reserve	Share premium	Share-based compensation reserves	Currency translation reserve	Retained earnings	Total
	(US$ in millions)
Balance at January 1, 2017	$106	$1,411	$50	$(3)	$634	$2,198
Profit for the year	—	—	—	—	1,645	1,645
Other comprehensive expense for the year	—	—	—	(11)	—	(11)
Total comprehensive (expense) income	—	—	—	(11)	1,645	1,634
Exercise of share options	—	12	—	—	—	12
Conversion of equity awards to liability awards	—	—	(5)	—	—	(5)
Transfer to share premium upon exercise of share options	—	5	(5)	—	—	—
Forfeiture of share options	—	—	(3)	—	3	—
Share-based compensation of the Company	—	—	12	—	—	12
Dividends to equity holders of the Company	—	—	—	—	(2,069)	(2,069)
Balance at December 31, 2017	106	1,428	49	(14)	213	1,782
Profit for the year	—	—	—	—	2,192	2,192
Other comprehensive expense for the year	—	—	—	(4)	—	(4)
Total comprehensive (expense) income	—	—	—	(4)	2,192	2,188
Exercise of share options	—	23	—	—	—	23
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—
Forfeiture of share options	—	—	(4)	—	4	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company (Note 11)	—	—	—	—	(2,053)	(2,053)
Balance at December 31, 2018	106	1,457	53	(18)	356	1,954
Profit for the year	—	—	—	—	1,792	1,792
Other comprehensive expense for the year	—	—	—	4	—	4
Total comprehensive income	—	—	—	4	1,792	1,796
Exercise of share options	—	28	—	—	—	28
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—
Forfeiture of share options	—	—	(3)	—	3	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company (Note 11)	—	—	—	—	(2,054)	(2,054)
Balance at December 31, 2019	$106	$1,491	$58	$(14)	$97	$1,738